Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets

NOTE 11 – Goodwill and Intangible Assets

Our annual goodwill impairment testing was completed as of July 31, 2016, with no impairment identified.

The carrying amount of goodwill and intangible assets attributable to each of our reporting segments is presented in the following table (in thousands):

	December 31, 2015	Net Additions	Write-off	December 31, 2016
Goodwill
Global Wealth Management	$295,384	$(24,605)	$—	$270,779
Institutional Group	620,218	73,885	(2,600)	691,503
	$915,602	$49,280	$(2,600)	$962,282

	December 31, 2015	Net Additions	Amortization	December 31, 2016
Intangible assets
Global Wealth Management	$30,027	$21,230	$(6,026)	$45,231
Institutional Group	33,150	46,324	(8,401)	71,073
	$63,177	$67,554	$(14,427)	$116,304

The adjustments to goodwill and intangible assets during the year ended December 31, 2016, are primarily attributable to the acquisitions of ISM, which closed on May 3, 2016, Eaton Partners, which closed on January 4, 2016, and Barclays, which closed on December 4, 2015. The allocation of the purchase price for the ISM acquisition is preliminary and will be finalized upon completion of the analysis of the fair values of the net assets as of the acquisition date and the identified intangible assets. The final goodwill recorded on the consolidated statements of financial condition may differ from the preliminary estimate reflected herein.

Goodwill for certain of our acquisitions is deductible for tax purposes. Goodwill and intangible assets were also impacted by the completion of the purchase price allocation for the Sterne Agee, Barclays, and Eaton acquisitions and the write-off of goodwill and intangibles related to certain Sterne businesses that were disposed of on July 1, 2016.

Amortizable intangible assets consist of acquired customer relationships, trade name, investment banking backlog, and non-compete agreements that are amortized over their contractual or determined useful lives. Intangible assets subject to amortization as of December 31, 2016 and 2015, were as follows (in thousands):

	December 31, 2016		December 31, 2015
	Gross Carrying Value	Accumulated Amortization	Gross Carrying Value	Accumulated Amortization
Customer relationships	$141,621	$46,209	$78,580	$37,322
Trade name	24,713	8,670	24,456	6,969
Investment banking backlog	1,345	379	7,440	7,388
Non-compete agreements	2,578	813	2,517	255
	$170,257	$56,071	$112,993	$51,934

Amortization expense related to intangible assets was $14.4 million, $10.4 million, and $12.3 million for the years ended December 31, 2016, 2015, and 2014, respectively.

The weighted-average remaining lives of the following intangible assets at December 31, 2016, are: customer relationships, 9.5 years; trade name, 9.9 years; and non-compete agreements, 3.7 years. We have an intangible asset that is not subject to amortization and is, therefore, not included in the table below. As of December 31, 2016, we expect amortization expense in future periods to be as follows (in thousands):

Fiscal year
2017	$11,506
2018	10,873
2019	10,285
2020	10,068
2021	9,506
Thereafter	61,948
$114,186